Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: December 2016

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Servicer and Administrator, Chase Card Funding LLC, as Transferor, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: December 31, 2016

(b)	Interest Period: December 15, 2016 through January 16, 2017

(c)	Determination Date: January 12, 2017

(d)	Distribution Date: January 17, 2017

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Executive Director